Subsequent Event	9 Months Ended
Sep. 30, 2020
Subsequent Event
Subsequent Event

15. Subsequent Event

Pursuant to the repurchase shares program announced on May 18, 2020, 5,486,350 shares (equivalent to 109,727 ADSs) of the Group’s Class A ordinary shares were purchased from October 1, 2020 through December 14, 2020 for a total cash consideration of US$0.5 million from the public market.